Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	June 30, 2016	December 31, 2015
	$	$
Revolving Credit Facilities due through 2021	511,494	530,971
Term Loans due through 2021	543,214	635,330
Total principal	1,054,708	1,166,301
Unamortized discount and debt issuance costs	(10,438)	(1,696)
Total debt	1,044,270	1,164,605
Less: current portion	(151,761)	(174,047)
Non-current portion of long-term debt	892,509	990,558